Notes and Advances Payable (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Notes and advances payable related parties
Notes and advances payable, Directors	$ 245,950	$ 109,319		$ 704,475
Total unrelated parties	250,000	250,000
Total notes and advance payable	495,950	359,319
Total unrelated parties	250,000	250,000
Officers directors and affiliates | Notes and advances payable, interest at 8.0%, due on demand
Notes and advances payable related parties
Notes and advances payable, Directors	10,950	24,319
Officers directors and affiliates | Notes and advances payable, interest at 9.7%, due on demand
Notes and advances payable related parties
Notes and advances payable, Directors	85,000	85,000
Officers directors and affiliates | Note payable interest at 12.0% due March 2013
Notes and advances payable related parties
Notes and advances payable, Directors	150,000
Unrelated parties
Notes and advances payable related parties
Total unrelated parties	250,000	250,000
Total unrelated parties	250,000	250,000
Advances - Donald Prosser 1
Notes and advances payable related parties
Notes and advances payable, Directors		20,000	[1]	220,000	[1]
Advances - Donald Prosser 2
Notes and advances payable related parties
Notes and advances payable, Directors		4,100	[2]	4,290	[2]
Advances - Donald Prosser 3
Notes and advances payable related parties
Notes and advances payable, Directors				215,000	[3]
Advances - Charles Gamber
Notes and advances payable related parties
Notes and advances payable, Directors				4,966	[2]
Advances - William Stewart 1
Notes and advances payable related parties
Notes and advances payable, Directors		20,219	[2]	20,219	[2]
Advances - William Stewart 2
Notes and advances payable related parties
Notes and advances payable, Directors		25,000	[1]	75,000	[1]
Advances - Charles Davis 1
Notes and advances payable related parties
Notes and advances payable, Directors				125,000	[1]
Advances - Charles Davis 2
Notes and advances payable related parties
Notes and advances payable, Directors		$ 40,000	[1]	$ 40,000	[1]

[1]	$460,000 at December 31, 2010 and $85,000 at December 31, 2011 of the advances bear interest at 9.6% per annum.
[2]	$29,475 at December 31, 2010 and $24,319 at December 31, 2011 of the advances bear interest at 8.0% per annum.
[3]	Donald W. Prosser pledged 215,000 shares of his Common stock to unrelated individuals in exchange for a loan to the Company of $215,000 due in May 2011. The advance was used as working capital.